Income Taxes Reconciliation of Federal Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate					$ 28,530	$ 87,456	$ 30,937
Income Tax Reconciliation, State and Local Income Taxes					(698)	6,583	1,605
Bargain Purchase Gain Income Tax Effect					0	(23,820)	0
Revaluation of Net Unrealized Built-in Loss Income Tax Effect					691	(7,840)	0
Transaction Costs, Income Tax Effect					0	143	1,097
Income Tax Reconciliation, Other Adjustments					262	(1,549)	1,214
Income Tax Expense (Benefit)	$ 6,395	$ 13,333	$ 13,189	$ 20,193	$ 28,785	$ 60,973	$ 34,853
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate					35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes					(0.86%)	2.63%	1.82%
Effective Income Tax Rate Reconciliation, Bargain Purchase Gain					0.00%	(9.53%)	0.00%
Effective Income Tax Rate Reconciliation, Revaluation of Net Unrealized Built-in Loss					0.85%	(3.14%)	0.00%
Effective Income Tax Rate Reconciliation, Transaction Costs					0.00%	0.06%	1.24%
Effective Income Tax Rate Reconciliation, Other Adjustments					0.32%	(0.62%)	1.37%
Effective Income Tax Rate, Continuing Operations	36.40%	38.00%	36.40%	39.30%	35.31%	24.40%	39.43%